Summary of Significant Accounting Policies (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Minimum [Member]
Estimated useful lives of property and equipment		1 year
Maximum [Member]
Estimated useful lives of property and equipment		10 years
Building and Improvements [Member]
Estimated useful lives of property and equipment	4 years	4 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives of property and equipment	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives of property and equipment	7 years	7 years
Tractors [Member] | Minimum [Member]
Estimated useful lives of property and equipment	3 years	3 years
Tractors [Member] | Maximum [Member]
Estimated useful lives of property and equipment	7 years	7 years
Trucks and vehicles [Member] | Minimum [Member]
Estimated useful lives of property and equipment	3 years	3 years
Trucks and vehicles [Member] | Maximum [Member]
Estimated useful lives of property and equipment	6 years	6 years